CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (unaudited) (Parenthetical) (Details) - $ / shares	Jun. 30, 2021	Jun. 14, 2021	Apr. 05, 2021	Jun. 30, 2020	Jun. 26, 2020	May 21, 2020	Dec. 26, 2019
Class A ordinary shares
Parent company balance sheets
Common shares, par value (in dollars per share)	$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925
Common shares, shares authorized	150,000,000		150,000,000	150,000,000
Common shares, shares issued	26,868,391			7,202,832
Common shares, shares outstanding	26,868,391			7,202,832			4,611,720
Class A ordinary shares | RECON TECHNOLOGY, LTD
Parent company balance sheets
Common shares, par value (in dollars per share)	$ 0.0925			$ 0.0925
Common shares, shares authorized	150,000,000			150,000,000
Common shares, shares issued	26,868,391			7,202,832
Common shares, shares outstanding	26,868,391			7,202,832
Class B ordinary shares
Parent company balance sheets
Common shares, par value (in dollars per share)	$ 0.0925		$ 0.0925	$ 0.0925
Common shares, shares authorized	20,000,000		20,000,000	20,000,000
Common shares, shares issued	0			0
Common shares, shares outstanding	0			0
Class B ordinary shares | RECON TECHNOLOGY, LTD
Parent company balance sheets
Common shares, par value (in dollars per share)	$ 0.0925			$ 0.0925
Common shares, shares authorized	20,000,000			20,000,000
Common shares, shares issued	0			0
Common shares, shares outstanding	0			0